Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Deficit	Equity Settled Share Based Compensation Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Share purchase options and warrants	Numbar of share capital
Balance, shares at Dec. 31, 2022							529,779,388
Balance, amount at Dec. 31, 2022	$ 142,685	$ (675,962)	$ 80,024	$ (17)	$ 38,091	$ 271	$ 700,278
Statement [Line Items]
Private placement of units comprising of one share and one warrant, net of transactions costs, shares							8,555,000
Private placement of units comprising of one share and one warrant, net of transactions costs, amount	3,385	0	0	0	0	812	$ 2,573
Shares issued upon redemption of Deferred Share Units, shares							143,622
Shares issued upon redemption of Deferred Share Units, amount	0	0	(99)	0	0	0	$ 99
Share-based compensation	1,068	0	1,068	0	0	0	0
Net Loss	(20,996)	(20,996)	0	0	0	0	0
Other comprehensive loss net of tax	(2,858)	0	0	0	(2,858)	0	0
Total comprehensive loss	(23,854)
Balance, amount at Dec. 31, 2023	123,284	(696,958)	80,993	(17)	35,233	1,083	$ 702,950
Balance, shares at Dec. 31, 2023							538,478,010
Statement [Line Items]
Share-based compensation	27	0	27	0	0	0	$ 0
Net Loss	(36,149)	(36,149)	0	0	0	0	0
Other comprehensive loss net of tax	10,012	0	0	0	10,012	0	$ 0
Total comprehensive loss	(26,137)
Shares returned to treasury and cancelled, shares							(753,729)
Shares returned to treasury and cancelled, amount	0	237	0	0	0	0	$ (237)
Shares issued on exercise of options per option plan, shares							30,000
Shares issued on exercise of options per option plan, amount	12	0	(9)	0	0	0	$ 21
Shares issued on exercise of options not issued per option plan, shares							37,600
Shares issued on exercise of options not issued per option plan, amount	11	0	0	0	0	(10)	$ 21
Balance, amount at Dec. 31, 2024	$ 97,197	$ (732,870)	$ 81,011	$ (17)	$ 45,245	$ 1,073	$ 702,755
Balance, shares at Dec. 31, 2024							537,791,881